Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Accounting Policies [Abstract]
Deferred offering costs (in Dollars)	$ 946,912
Common shares		5,409,746
Convertible loans were excluded from computation	50,205